Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

NOTE 9 – DEBT

The following is a summary of our debt at June 30, 2018 and December 31, 2017:

	2018	2017
Short-term debt – third parties
Note payable – AHA	$-	$250,000
Accounts receivable financing – Sallyport Commercial	1,081,754	502,449
Note payable-Harbor Gates Capital	500,000	-
Total short-term debt –third parties	1,581,754	752,449

Short-term debt – related parties
Note payable – Logical Choice Corporation - Delaware	54,000	54,000
Current portion of long-term debt - Qwizdom shareholders	109,333	-
	163,333	54,000
Convertible debt – related party
Convertible note payable – Mark Elliott	50,000	50,000

Long-Term debt- related parties
Note payable- Qwizdom shareholders	546,667	-

Total debt	$2,341,754	$856,449

Short-Term Debt - Third Parties:

AHA Note

On June 3, 2016, prior to the Company’s acquisition of Boxlight Group, Boxlight Group issued a promissory note to AHA Inc. Co Ltd. (“AHA”), a Korean corporation, in the amount of $1,895,413 to settle unpaid accounts payable of $1,866,418 for purchases of inventory. Interest shall be payable in the amount of 6.5% per annum. The principal was due and payable in eight equal monthly principal payments in the amount of $236,926 beginning on June 30, 2016. Interest was to be paid in consecutive monthly installments for eight months.

On November 29, 2017, the outstanding principal and interest were reduced to $500,000 related to a settlement agreement reached with AHA, resulting in a gain on settlement of $304,913. Pursuant to the settlement agreement, the Company was required to pay $250,000 on or before December 2017 and the remaining principal is due in six equal monthly payments of $41,667 commencing January 2018. On June 8, 2018, the Company satisfied in full the obligation due to AHA and received a notice of dismissal.

Accounts Receivable Financing – Sallyport Commercial Finance

On August 15, 2017, Boxlight Inc., and Genesis entered into a 12-month term account sale and purchase agreement with Sallyport Commercial Finance, LLC (“Sallyport”). Pursuant to the agreement, Sallyport agreed to purchase 85% of the eligible accounts receivable of the Company with a right of recourse back to the Company if the receivables are not collectible. This agreement requires a minimum monthly sales volume of $1,250,000 with a maximum facility limit of $6,000,000. Advances against this agreement accrue interest at 4% in excess of the highest prime rate publicly announced from time to time with a floor of 4.25%. In addition, the Company is required to pay a $950 audit fee per day. The Company granted Sallyport a security interest in all of Boxlight Inc. and Genesis’ assets.

As of June 30, 2018, outstanding principal and accrued interest were $1,081,754 and $0, respectively. For the six months ended June 30, 2018, the Company incurred interest expense of $286,919.

Harbor Gates Capital

On May 16, 2018, the Company entered into an unsecured promissory note agreement for $500,000 with Harbor Gates Capital. The note bears an interest rate of 7% and matures on February 16, 2019. In addition, the Company issued 5,715 shares of its Class A common stock valued at $56,236 to the lender in lieu of payment of origination fees which was recorded as original issue discount and fully amortized because of the short-term. If the Company fails to pay the note on the maturity date, the note may be converted into its Class A common stock at a price of $4.00 per share at the option of the holder. As of June 30, 2018, outstanding principal and accrued interest were $500,000 and $4,315, respectively.

Short-Term Debt - Related Parties:

Line of Credit - Logical Choice Corporation-Delaware

On May 21, 2014, the Company entered into a line of credit agreement with Logical Choice Corporation-Delaware (“LCC-Delaware”), former sole member of Genesis. The line of credit allowed the Company to borrow up to $500,000 for working capital and business expansion. The funds when borrowed accrued interest at 10% per annum. Interest accrued on any advanced funds was due monthly and the outstanding principal and any accrued interest were due in full on May 21, 2015. In May 2016, the maturity date was extended to May 21, 2018. This loan is currently in default. The assets of Genesis have been pledged, but subordinated to Sallyport financing, as a security interest against any advances on the line of credit. As of June 30, 2018, outstanding principal and accrued interest under this agreement was $54,000 and $18,594, respectively. As of December 31, 2017, outstanding principal and accrued interest under this agreement was $54,000 and $15,916, respectively.

Convertible Notes Payable - Third Parties:

Convertible Note Payable – Mark Elliott

On January 16, 2015, the Company issued a note to Mark Elliott, the Company’s Chief Executive Officer, in the amount of $50,000. The note as amended is due on December 31, 2018 and bears interest at an annual rate of 10%, compounded monthly. The note is convertible into the Company’s common stock at the lesser of (i) $6.28 per share, (ii) a discount of 20% to the stock price if the Company’s common stock is publicly traded, or (iii) if applicable, such other amount negotiated by the Company. The note holder may convert all, but not less than all, of the outstanding principal and interest due under this note. On July 3, 2018, Mark Elliott, the Company’s Chief Executive Officer amended the note to eliminate the conversion provision of the note. As of June 30, 2018, outstanding principal and accrued interest under this note were $50,000 and $17,288, respectively. As of December 31, 2017, outstanding principal and accrued interest under this note were $50,000 and $14,808, respectively.

Long-Term Debt - Related Parties:

Long Term Note Payable- Qwizdom Shareholders

On June 22, 2018, the Company issued a note to Darin and Silvia Beamish, previous 100% shareholders of Qwizdom, in the amount of $656,000 bearing an 8% interest rate. The note was issued as a part of the purchase price pursuant to the Stock Purchase agreement. The principal and accrued interest of the $656,000 note is due and payable in 12 equal quarterly payments. The first quarterly payment is due on the last business day of March 2019 and subsequent quarterly payments are to be made on the last business day of the 6th, 9th and 12th calendar month and quarterly thereafter until the “Maturity Date”. The Maturity Date is defined as the earlier of (i) our completing a public offering of Class A common stock or private placement of its debt or equity securities (each a “Financing”) that results in our receipt of gross proceeds from such Financing of $10,000,000 or more, or (ii) that date which shall be the last business day of July 2021. As of June 30, 2018, outstanding principal and accrued interest under this note were $656,000 and $1,150, respectively. The principal of $109,333 is due within a year from June 30, 2018.

NOTE 10 – DEBT

The following is debt at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Short-term debt – third parties
Note payable – Skyview	$-	$1,460,508
Note payable – AHA	250,000	610,783
Line of credit – Crestmark Bank	-	720,291
Accounts receivable financing – Sallyport Commercial	502,449	-
Total short-term debt –third parties	752,449	2,791,582

Short-term debt – related parties
Line of credit – Vert Capital	-	822,550
Note payable – Logical Choice Corporation - Delaware	54,000	54,000
Total short-term debt –related parties	54,000	876,550

Convertible debt – related party
Convertible note payable – Mark Elliott	50,000	50,000

Long-term debt – related parties
Note payable – Marlborough Trust	-	2,040,183
Note payable - EDI	-	2,020,602
Total notes payable – related parties	-	4,060,785
Less: current portion	-	-
Total long-term notes payable	-	4,060,785

Total debt	$856,449	$7,778,917

Short-Term Debt - Third Parties:

Line of Credit – Sy Silverstein

On April 3, 2015, the Company entered into a line of credit agreement with Sy Silverstein, an individual. Pursuant to the agreement, the Company obtained the line of credit for up to a maximum of $300,000 to complete its initial public offering (“IPO”) process. The Company borrowed $100,000 under the agreement. The advances from this agreement accrue interest at 12% per annum, along with a $10,000 documentation fee, and was due on the effective date of the Company’s IPO. The $10,000 documentation fee was recorded as debt discount.

On October 4, 2016, Mr. Silverstein agreed to settle the outstanding principal of $100,000 and accrued interest of $15,919 with 109,915 shares of the Company’s Class A common stock. These shares were valued at $115,919 based on the Company’s most recent trading price of the Class A common stock on the settlement date.

Skyview Note

On April 1, 2016, the Company assumed from Mim Holdings a $3,425,000 senior secured note that was payable to Skyview Capital, the former equity owner of Mimio for the acquisition of Mimio. The Skyview Note accrued interest at 6% per annum and was due on July 3, 2016. The Skyview Note is secured by a lien and security interest on all of the assets of Mimio, subordinating to the Crestmark line of credit, and guaranteed by Vert Capital and VC2 Partners.

On July 5, 2016 and August 3, 2016, the Skyview Note was amended. On July 5, 2016, principal was increased to $3,660,508 to settle $235,508 of accounts payable owed by Mimio to Skyview’s affiliate. On August 3, 2016, the principal of the note was increased to $4,010,508 to include an additional fee of $350,000 to extend the maturity date to December 15, 2016. The Company recorded the $350,000 extension fee to interest expense. Additionally, the Company agreed to pay $2,500,000 of the note on the earlier of (1) September 30, 2016 or (2) the date the Company obtained a new debt facility. The Company made the $2,500,000 payment on September 29, 2016 with the proceeds from a line of credit with Crestmark Bank. The remaining outstanding balance together with any unpaid accrued interest was due and unpaid on December 15, 2016. On December 28, 2016, the Company received a Notice of Default from Skyview because the Company failed to make a $1,460,508 payment on December 15, 2016. On June 1, 2017, we were served with a lawsuit from Skyview seeking judgment on the $1,460,508 outstanding balance due under the defaulted Skyview Note, plus accrued interest thereon, and also seeking to foreclose on the assets of Mimio that is now owned and operated by our Boxlight, Inc.

On September 11, 2017, the outstanding principal and accrued interest were settled in full with funds from the Sallyport Commercial Finance, LLC line of credit. As of December 31, 2016, outstanding principal and accrued interest for the Skyview Note were $1,460,508 and $1,905, respectively.

AHA Note

On June 3, 2016, prior to the Company’s acquisition, Boxlight Group issued a promissory note to AHA Inc. Co Ltd. (“AHA”), a Korean corporation, in the amount of $1,895,413 to settle unpaid accounts payable of $1,866,418 for purchases of inventory. Interest shall be payable in the amount of 6.5% per annum. The principal was due and payable in eight equal monthly principal payments in the amount of $236,926 beginning on June 30, 2016. Interest was to be paid in consecutive monthly installments for eight months.

On November 29, 2017, the outstanding principal and interest were reduced to $500,000 related to a settlement agreement reached with AHA, resulting in a gain on settlement of $304,913. Pursuant to the settlement agreement, the Company was required to pay $250,000 in or before December 2017 and the remaining principal is due in six equal monthly payment of $41,667 commencing January 2018. The balance on the note payable to AHA was $250,000 and $610,783 at December 31, 2017 and 2016, respectively. The Company have made monthly payments in 2018 pursuant to the schedule.

Loan and Security Agreement – Hitachi Capital America Corp.

Effective July 6, 2016, the Company entered into a loan and security agreement with Hitachi Capital America Corp. (“Hitachi”). The agreement allowed the Company to borrow up to $2,500,000 based on the balance of eligible accounts receivable and inventory at an interest rate equal to 1.75% in excess of the prime rate. The loan was due and payable on demand. Under the terms of the Hitachi loan agreement, the Company applied $1,000,000 of the initial funding to pay EDI $1,000,000 in reduction of Boxlight Group’s outstanding accounts payable. The Hitachi loan was secured by all assets of Boxlight Inc. and guaranteed by Boxlight Parent. The outstanding amount payable to Hitachi was paid in full on September 29, 2016, out of the proceeds of the line of credit financing received from Crestmark Bank. In connection with the agreement with Hitachi, the Company paid $18,000 of loan fees which was included in interest expense.

Line of Credit – Crestmark Bank

On September 21, 2016, the Company entered into a $5,000,000 line of credit agreement with Crestmark Bank. Advances against this agreement accrued interest at 2.25% in excess of prime rate, with a minimum rate of 5.75% per annum. The outstanding balance under this agreement was secured by all assets of the Company and its subsidiaries and was due and payable upon demand.

As of December 31, 2016, outstanding principal and accrued interest were $720,291 and $0, respectively. $61,000 of loan fees related to the agreement with Crestmark Bank was included in interest expense.

On January 12, 2017, the Company received a default notice from Crestmark Bank due to the Notice of Default received from Skyview Capital and not meeting the tangible net worth covenant requirement. On February 2, 2017, the Company satisfied in full all obligations due to Crestmark and received a general release from all indebtedness.

Accounts Receivable Financing – Sallyport Commercial Finance

On August 15, 2017, Boxlight Inc, and Genesis entered into a 12-month term account sale and purchase agreement with Sallyport Commercial Finance, LLC (“Sallyport”). Pursuant to the agreement, Sallyport agreed to purchase 85% of the eligible accounts receivable of the Company with right of recourse back to the Company if the receivables are not collectible. This agreement requires a minimum monthly draw of $1,250,000 with a maximum facility limit of $6,000,000. Advances against this agreement accrue interest at 4% in excess of highest prime rate publicly announced from time to time with a floor of 4.25%. In addition, the Company is required to pay a $950 audit fee per day. The Company granted Sallyport a security interest to all of Boxlight Inc. and Genesis’s assets.

As of December 31, 2017, outstanding principal and accrued interest were $502,449 and $0, respectively. For the year ended December 31, 2017, the Company incurred interest expense and loan fees of $220,607.

Short-Term Debt - Related Parties:

Line of Credit - Vert Capital

On September 30, 2014, the Company entered into a line of credit agreement with Vert Capital. Pursuant to the agreement as amended, the Company obtained a line of credit from Vert Capital up to a maximum of $900,000 to complete its IPO process. The funds originally accrued interest at 10% per annum. Pursuant to an amendment to the purchase agreement with EDI entered in September 2016, the funds began to accrue interest at 5.75% per annum. The advance was due on the effective date of the Company’s IPO. In connection with this agreement, the Company granted Vert Capital a security interest to all of its assets and properties, subordinated to Sallyport’s accounts receivable financing. The outstanding principle and accrued interest payable to Vert Capital of $775,259 was paid in full on December 1, 2017 out of the proceeds of the initial public offering. As of December 31, 2016, outstanding principal and accrued interest under this agreement were $822,550 and $115,319 respectively.

Line of Credit - Logical Choice Corporation-Delaware

On May 21, 2014, the Company entered into a line of credit agreement with Logical Choice Corporation-Delaware (“LCC-Delaware”), former sole member of Genesis. The line of credit allowed the Company to borrow up to $500,000 for working capital and business expansion. The funds when borrowed accrued interest at 10% per annum. Interest accrued on any advanced funds was due monthly and the outstanding principal and any accrued interest were due in full on May 21, 2015. In May 2016, the maturity date was extended to May 21, 2018. The assets of Genesis have been pledged as a security interest against any advances on the line of credit. As of December 31, 2017, outstanding principal and accrued interest under this agreement was $54,000 and $15,916, respectively. As of December 31, 2016, outstanding principal and accrued interest under this agreement was $54,000 and $10,516, respectively.

On September 30, 2014, the Company entered into a line of credit agreement with LCC-Delaware. Pursuant to the agreement, the Company obtained an additional line of credit from LCC-Delaware up to a maximum of $500,000 for a term of 3 years. The advances from this agreement accrue interest at 10% per annum and was due on demand. In connection with this agreement, the Company granted LCC-Delaware a second lien and security interest to all of its assets and properties, subordinated to the line of credit from Vert Capital. Pursuant to an amendment to the purchase agreement with EDI entered in September 2016, LCC - Delaware forgave the entire payable balance of $185,129 and interest of $37,241 owed by the Company. The forgiveness of the debt total of $222,370 was recorded as additional paid in capital.

Convertible Notes Payable - Third Parties:

Convertible Note Payable – Mark Elliott

On January 16, 2015, the Company issued a note to Mark Elliott, the Company’s Chief Executive Officer, in the amount of $50,000. The note is due on December 31, 2018 as amended and bears interest at an annual rate of 10%, compounded monthly. The noted is currently in default and bears a 15% default rate. The note is convertible to the Company’s common stock at the lesser of (i) $6.28 per share, (ii) a discount of 20%  to the stock price if the Company’s common stock is publicly traded, or (iii) if applicable, such other amount negotiated by the Company. The note holder may convert all, but not less than all, of the outstanding principal and interest due under this note upon the conversion date. As of December 31, 2017, outstanding principal and accrued interest under this agreement were $50,000 and $14,808, respectively. As of December 31, 2016, outstanding principal and accrued interest under this agreement were $50,000 and $9,809, respectively.

Convertible Note Payable – James Lofgren

On August 19, 2015, the Company issued a convertible promissory note to James Lofgren, spouse of Sheri Lofgren, the Company’s Chief Financial Officer, in the amount of $45,000. The note was due on April 30, 2016 and bears interest at an annual rate of 13%, compounded monthly. Mr. Lofgren may convert all, but not less than all, of the outstanding principal and interest due under this note into the Company’s Class A common stock, at the lesser of (i) $6.28 per share or (ii) a discount of 20% to the trading price if the Company’s common stock is then publicly traded. The outstanding balance under this note was fully repaid on March 31, 2016.

Long-Term Debt - Related Parties:

Marlborough Note Payable

On April 1, 2016, the Company issued a $2,000,000 unsecured convertible promissory note to Marlborough Trust for the acquisition of Mimio. The Marlborough Note is convertible by the holder into the Company’s Class A common stock at a per share conversion price equal to 55% of the initial offering price. The Marlborough note bears a one-time simple interest charge of 8% and was due on March 31, 2019.

On June 27, 2017, the Marlborough Trust entered into a note conversion agreement with Boxlight Parent under which the Marlborough Trust agreed, upon the effective date of the Company’s post-effective amendment to the Company’s registration statement on Form S-1, to convert 100% of the $2,000,000 Marlborough Note and $79,853 of accrued interest into shares of our Class A common stock at a conversion price of $6.30 per share, a total of 330,135 shares upon conversion. The effective date was August 29, 2017 at which time the outstanding note and accrued interest were converted into 330,135 shares.

As of December 31, 2016, outstanding principal and long-term accrued interest for the Marlborough Note were $2,000,000 and $40,183, respectively.

EDI Note Payable

On September 28, 2016, the Company entered into an amendment with EDI for the acquisition of Boxlight Group. The Company agreed to issue a $2,000,000 non-negotiable convertible promissory note (the “EDI Note”) to settle the unpaid balance of the accounts payable owed by Boxlight Group to EDI. The note bears a one-time simple interest charge of 4% and all principal and accrued interest was due on March 31, 2019.

On May 11, 2017, the Company issued a $2,000,000 unsecured convertible promissory note to EDI replacing the 4% non-negotiable convertible promissory note of $2,000,000 issued at September 28, 2016. The new EDI Note was convertible into the Company’s Class A common stock at a per share conversion price equal to 55% of the initial offering price. The new note bears a one-time simple interest charge of 4% and was due on March 31, 2019.

On June 27, 2017, EDI entered into a note conversion agreement with the Company under which EDI agreed, upon the effective date of the Company’s post-effective amendment to the Company’s registration statement on Form S-1, to convert 100% of the $2,000,000 convertible promissory note and $60,274 of accrued interest into shares of our Class A common stock at a conversion price of $6.30 per share, a total of 327,027 shares upon conversion. The effective date was August 29, 2017, at which time the outstanding note and accrued interest were converted into 327,027 shares.

As of December 31, 2016, outstanding principal and long-term accrued interest for EDI Note were $2,000,000 and $20,602, respectively.